Incorporated herein by reference are supplements to the Fund’s prospectus and statement of additional information filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 15, 2017 (SEC Accession No. 0001104659-17-073448), and on December 19, 2017 (SEC Accession No. 0001104659-17-073984).